Goodwill (Details Narrative)	Nov. 01, 2024 USD ($)	Nov. 01, 2024 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Nov. 01, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)
DisclosureLineElements [Line Items]
Goodwill			$ 99,584	¥ 708,942	$ 99,584	¥ 708,942		¥ 0
Hangzhou Dazhika [Member]
DisclosureLineElements [Line Items]
Equity Method Investment, Ownership Percentage	100.00%						100.00%
Business Combination, Consideration Transferred	$ 127,827	¥ 910,000
Business Combination, Recognized Asset Acquired to Liability Assumed, Excess (Less)	28,242						¥ 201,058
Goodwill	$ 99,584						¥ 708,942